Note 13 - Retirement and Pension Plans - Percentage of Major Category of Plan Assets (Details)	Dec. 31, 2017	Dec. 31, 2016
Cash [Member]
Asset allocation	20.00%	18.00%
Debt Securities [Member]
Asset allocation	30.00%	30.00%
Equity Securities [Member]
Asset allocation	43.00%	45.00%